Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	(EUR’000)		(EUR’000)
Revenue from external customers
Commercial sale of products	12,252	—	18,575	—
Rendering of services	2,401	203	3,385	599
Sale of clinical supply	—	316	4,405	533
Licenses	637	594	1,913	1,749
Total revenue from external customers	15,290	1,113	28,278	2,881
Attributable to
Commercial customers	12,252	—	18,575	—
Collaboration partners and license agreements	3,038	1,113	9,703	2,881
Total revenue from external customers	15,290	1,113	28,278	2,881
Specified by timing of recognition
Recognized over time	2,401	203	3,385	599
Recognized at a point in time	12,889	910	24,893	2,282
Total revenue from external customers	15,290	1,113	28,278	2,881
Revenue by geographical location
Europe	151	—	426	—
North America	12,889	702	24,424	2,076
China	2,250	411	3,428	805
Total revenue from external customers	15,290	1,113	28,278	2,881